Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Accounts Receivable and Prepaid Expenses [Abstract]
Government authorities	$ 71	$ 145
Advances to suppliers	193	328
Prepaid expenses	578	436
Accrued income	29	26
Other	27	57
Other accounts receivables and prepaid expenses	$ 898	$ 992